FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Classification by category of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	R$ 40,114,344	R$ 57,885,123
Financial assets, at fair value	46,890,894	12,093,889
FINANCIAL LIABILITIES (Current/Noncurrent)	60,513,440	67,431,966
Financial liabilities, at fair value	26,421	42,060
Amortized cost
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	28,349,513	79,153,017
Derivative financial instruments | Level 2
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value		39,885
Derivative Instruments (Hedge) | Level 2
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value		2,175
Marketable securities | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value		6,924,632
Derivative financial instruments | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value		426,231
Loans and receivables | Financial Assets - Transmission (RBSE) | Level 3
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)		38,238,015
Loans and receivables | Cash and cash equivalents | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value		792,252
Loans and receivables | Financial assets - Transmission | Level 3
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)		11,623,493
Loans and receivables | Financial Asset - values receivable in portion A | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)		832,013
Loans and receivables | Financial assets - Generation | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)		4,659,487
Loans and receivables | Loans and financing | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)		10,266,851
Loans and receivables | Reimbursement rights | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)		8,076,826
Loans and receivables | Customers | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)		5,124,744
Held to maturity | Marketable securities | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)		331,588
Amortized cost | Loans and financing | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	54,372,798	45,121,791
Amortized cost | Suppliers | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	3,377,105	18,239,097
Amortized cost | Reimbursement obligations | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	1,250,619	2,455,176
Amortized cost | Commercial leasing | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	976,115	1,077,820
Amortized cost | Debentures | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	266,474	268,022
Amortized cost | Debentures -Banco Amazonia | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	201,754	202,757
Amortized cost | Concessions payable UBP | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL LIABILITIES (Current/Noncurrent)	68,575	67,303
Amortized cost | Marketable securities | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	293,833
Amortized cost | Financial assets - Generation | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	3,836,794
Amortized cost | Loans and financing | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	13,874,941
Amortized cost | Reimbursement rights | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	6,256,311
Amortized cost | Customers | Level 2
The accounting balances of financial assets and liabilities
FINANCIAL ASSETS (Current/Noncurrent)	4,087,634
Fair value through profit or loss | Derivative financial instruments | Level 2
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	25,493
Fair value through profit or loss | Derivative Instruments (Hedge) | Level 2
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	928
Fair value through profit or loss | Marketable securities | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value	6,408,104
Fair value through profit or loss | Financial Assets - Transmission (RBSE) | Level 3
The accounting balances of financial assets and liabilities
Financial assets, at fair value	36,277,549
Fair value through profit or loss | Financial assets - Distribution | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value	1,803,717
Fair value through profit or loss | Cash and cash equivalents | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value	583,352
Fair value through profit or loss | Derivative financial instruments | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value	371,022
Fair value through other comprehensive income | Investments (equity stakes) | Level 1
The accounting balances of financial assets and liabilities
Financial assets, at fair value	R$ 1,447,150
Financial assets available for sale | Financial assets - Distribution | Level 2
The accounting balances of financial assets and liabilities
Financial assets, at fair value		2,532,115
Financial assets available for sale | Investments (equity stakes) | Level 1
The accounting balances of financial assets and liabilities
Financial assets, at fair value		R$ 1,418,659